Goodwill - Summary of Goodwill (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Total	$ 25,501	$ 25,501
Recycomb S.A.U. [member]
Disclosure of information for cash-generating units [line items]
Total	$ 25,501	$ 25,501